WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 77.9%
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 4.0%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,510,000		$2,013,576	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		303,824	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	450,000		304,694	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	950,000		645,799	(a)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	400,000	EUR	424,642	(b)(c)(d)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	150,000		146,522
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,180,000		1,174,389	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	850,000		850,331	(a)

Total Diversified Telecommunication Services					5,863,777

Entertainment - 0.6%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	870,000		898,005	(a)

Interactive Media & Services - 0.7%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,190,000		1,012,289	(a)

Media - 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	930,000		702,828	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000		309,568
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	584,000		552,850	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		268,512
DISH DBS Corp., Senior Notes	5.125%	6/1/29	900,000		376,131
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000		716,695	(a)
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	290,000		247,648
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000		612,355	(a)
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000		357,379	(c)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000	EUR	156,586	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	400,000		391,568	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000		592,748	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	1

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - continued
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	400,000		$370,131	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000		318,042	(a)

Total Media					5,973,041

Wireless Telecommunication Services - 2.5%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000		305,336	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	310,000		164,352	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	270,000		137,324	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000		170,121	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,200,000		1,114,536	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000		643,624	(c)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000		447,913
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000		698,916	(a)

Total Wireless Telecommunication Services					3,682,122

TOTAL COMMUNICATION SERVICES					17,429,234

CONSUMER DISCRETIONARY - 21.8%
Automobile Components - 3.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	500,000		487,816	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	220,000		219,432
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,110,000		1,000,765
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	400,000		401,355	(a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,500,000		1,552,321	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,070,000		1,110,848	(a)

Total Automobile Components					4,772,537

Automobiles - 1.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,360,000		1,964,389
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		374,912

Total Automobiles					2,339,301

Broadline Retail - 1.9%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	800,000	GBP	976,647	(c)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000		1,767,891

Total Broadline Retail					2,744,538

Distributors - 0.4%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	570,000		597,071	(a)

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 3.0%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,190,000	EUR	$1,261,698	(c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	980,000	EUR	1,039,045	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	270,000		239,598	(a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	100,000	EUR	114,608	(a)
Service Corp. International, Senior Notes	5.125%	6/1/29	530,000		517,035
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	190,000		131,287	(a)
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000	EUR	733,230	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000		352,426	(a)

Total Diversified Consumer Services					4,388,927

Hotels, Restaurants & Leisure - 11.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		420,508	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000	EUR	1,100,933	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000		503,284	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	240,000		242,263	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	180,000		177,720	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	290,000		317,405	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000		578,486	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000	EUR	849,697
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	470,000		449,548	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	880,000		884,307	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000		296,892
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.891%	7/16/35	853,000	GBP	818,205	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000		320,827	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	920,000		907,042	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,000,000		987,811	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	220,000		232,945	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000		888,452	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000		495,915	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,020,000		1,008,809	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,170,000	GBP	1,459,992	(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	500,000		490,669
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000		173,958
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	250,000	EUR	272,413	(c)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	3

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000		$647,754	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000		96,279	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	460,000	GBP	499,957	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	400,000		395,577	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000		274,151	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	630,000		652,378	(a)

Total Hotels, Restaurants & Leisure					16,444,177

Specialty Retail - 0.4%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000		193,711	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	340,000		337,627

Total Specialty Retail					531,338

Textiles, Apparel & Luxury Goods - 0.1%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000	EUR	206,190	(a)(e)

TOTAL CONSUMER DISCRETIONARY					32,024,079

CONSUMER STAPLES - 1.1%
Beverages - 1.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,140,000		1,087,455	(a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000		327,761	(a)

Total Beverages					1,415,216

Food Products - 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000	GBP	207,324	(a)

TOTAL CONSUMER STAPLES					1,622,540

ENERGY - 8.4%
Energy Equipment & Services - 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000		281,432	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	560,000		436,523	(a)

Total Energy Equipment & Services					717,955

Oil, Gas & Consumable Fuels - 7.9%
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	220,000		213,376
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	500,000		426,312
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	400,000		397,707	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	230,000		243,048	(a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	270,000		272,273	(a)

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	$616,127
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	672,666
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	9,376	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	590,000	577,484	(b)(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000	256,768	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	434,002	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	330,051
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	712,428	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,214,803
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	962,308
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	322,729
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000	582,892
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	330,000	327,608	(a)(d)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	320,000	308,285
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	770,000	709,450
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	470,000	418,279	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	350,844	(a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	350,000	377,429	(a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	380,000	386,328	(a)
YPF SA, Senior Notes	6.950%	7/21/27	645,000	583,040	(a)

Total Oil, Gas & Consumable Fuels				11,705,613

TOTAL ENERGY				12,423,568

FINANCIALS - 8.8%
Banks - 4.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	713,213	(a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	400,683	(a)(b)(d)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	5

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000		$1,506,583	(a)(d)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	750,000		666,385	(d)
Comerica Bank, Senior Notes	2.500%	7/23/24	520,000		514,064
Comerica Bank, Subordinated Notes	4.000%	7/27/25	450,000		436,810
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000		1,690,262	(a)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000		696,462	(b)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	450,000		462,886	(a)(d)

Total Banks					7,087,348

Capital Markets - 1.3%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000		1,202,526	(a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000		278,852	(b)(d)
Credit Suisse AG AT1 Claim	—	—	3,590,000		412,850	*(f)

Total Capital Markets					1,894,228

Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	1,550,000		1,306,311
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	240,000		251,419	(a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000	GBP	136,447	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	896,996		854,087	(a)(g)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	810,000		749,135	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	410,000		347,056	(a)

Total Financial Services					3,644,455

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	280,000		$282,579	(a)

TOTAL FINANCIALS					12,908,610

HEALTH CARE - 4.8%
Health Care Providers & Services - 1.8%
Centene Corp., Senior Notes	2.625%	8/1/31	500,000		410,813
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	580,000		598,137	(a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	800,000		734,119
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	880,000		880,337

Total Health Care Providers & Services					2,623,406

Pharmaceuticals - 3.0%
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		534,168	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000	GBP	437,335	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	250,000		162,749	*(a)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,030,000		2,835,144
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	470,000		455,583

Total Pharmaceuticals					4,424,979

TOTAL HEALTH CARE					7,048,385

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.6%
Bombardier Inc., Senior Notes	7.125%	6/15/26	350,000		355,444	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000		484,501	(a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	800,000		802,629	(a)(e)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	650,000		670,675	(a)

Total Aerospace & Defense					2,313,249

Building Products - 0.6%
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	440,000		441,779	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	400,000		388,332	(a)

Total Building Products					830,111

Commercial Services & Supplies - 1.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000		627,942	(a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	500,000		473,496

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - continued
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000		$900,201
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	750,000		769,547	(a)

Total Commercial Services & Supplies					2,771,186

Construction & Engineering - 0.1%
Assemblin Group AB, Senior Secured Notes (3 mo. Euribor + 5.000%)	8.929%	7/5/29	130,000	EUR	142,190	(a)(d)

Electrical Equipment - 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000		373,506	(a)

Ground Transportation - 0.2%
XPO Inc., Senior Notes	7.125%	2/1/32	240,000		247,235	(a)

Machinery - 1.4%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000	EUR	187,639	(c)
Esab Corp., Senior Notes	6.250%	4/15/29	330,000		331,958	(a)(e)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	460,000		454,351
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000	EUR	1,061,857	(a)

Total Machinery					2,035,805

Marine Transportation - 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	370,000		369,555	(a)

Passenger Airlines - 3.3%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	700,000		681,162	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000		365,876	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	320,000		338,266	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	490,000		482,038	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,000,000		982,434
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,038,000		788,704	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	160,000		121,573	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,270,000		1,182,516	(a)

Total Passenger Airlines					4,942,569

Trading Companies & Distributors - 2.6%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000		357,589	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	210,000		213,275	(a)
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		724,402	(a)

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - continued
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,920,000		$1,760,080	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000		748,425

Total Trading Companies & Distributors					3,803,771

Transportation Infrastructure - 0.5%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	600,000	GBP	731,208	(c)

TOTAL INDUSTRIALS					18,560,385

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.6%
Viasat Inc., Senior Notes	7.500%	5/30/31	620,000		450,019	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	370,000		350,627	(a)

Total Communications Equipment					800,646

IT Services - 0.2%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000		291,068	(a)

Software - 0.4%
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	450,000		403,457	(c)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000		200,850	(a)

Total Software					604,307

TOTAL INFORMATION TECHNOLOGY					1,696,021

MATERIALS - 4.7%
Chemicals - 0.8%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	600,000		464,683	(c)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	136,439	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000		640,918

Total Chemicals					1,242,040

Construction Materials - 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	620,000		663,218	(a)

Containers & Packaging - 3.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	400,000		134,275	(a)(g)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000		563,687	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000		315,537	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000		709,056

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - continued
Ball Corp., Senior Notes	3.125%	9/15/31	850,000		$723,267
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	750,000		664,509	(a)
Graphic Packaging International LLC, Senior Notes	3.500%	3/1/29	750,000		675,283	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		583,334

Total Containers & Packaging					4,368,948

Metals & Mining - 0.5%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	660,000		684,529	(a)

TOTAL MATERIALS					6,958,735

REAL ESTATE - 1.7%
Health Care REITs - 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000		442,448

Hotel & Resort REITs - 0.7%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,120,000		1,068,771

Real Estate Management & Development - 0.4%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	131,514		3,698	(g)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	101,164		2,529	(g)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	131,514		2,972	(g)
China Aoyuan Group Ltd., Senior Notes, Stepbond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	209,051		2,337
China Aoyuan Group Ltd., Senior Secured Notes	—	1/23/22	400,000		8,000	*(c)(i)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	52,259		795	(g)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	160,000		169,224	(a)
Heimstaden AB, Senior Notes	4.250%	3/9/26	600,000	EUR	422,328	(c)

Total Real Estate Management & Development					611,883

Specialized REITs - 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	410,000		418,262	(a)

TOTAL REAL ESTATE					2,541,364

UTILITIES - 0.9%
Electric Utilities - 0.5%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	370,000		340,722	(c)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000		335,363	(a)

Total Electric Utilities					676,085

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	$666,076	(a)

TOTAL UTILITIES				1,342,161

TOTAL CORPORATE BONDS & NOTES (Cost - $119,026,410)				114,555,082

SOVEREIGN BONDS - 16.4%
Angola - 0.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	386,205	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	571,452	(a)

Total Angola				957,657

Argentina - 1.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	104,279
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	343,917	181,004
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	1,349,180	562,725
Provincia de Buenos Aires, Senior Notes, Stepbond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,824,428	1,161,411	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	133,336	115,864	(c)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	304,200	(a)

Total Argentina				2,429,483

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	269,599	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	423,497	(a)

Brazil - 0.7%
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	558,673
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	481,507

Total Brazil				1,040,180

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,100,000	859,293

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	$363,521	(a)

Dominican Republic - 1.7%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	467,164	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	374,608	(a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	600,000	622,288	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	134,741	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	368,273	(c)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	595,969	(a)

Total Dominican Republic				2,563,043

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	628,990	(a)

Egypt - 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	221,622	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	274,593	(c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	619,114	(a)

Total Egypt				1,115,329

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	577,630	(a)

Indonesia - 0.6%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,000,000	949,741

Ivory Coast - 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	107,389	102,512	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	949,478	(a)

Total Ivory Coast				1,051,990

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000		$792,437	(a)

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000		287,076	(a)

Mexico - 1.9%
Mexican Bonos, Bonds	7.750%	5/29/31	3,500,000	MXN	193,656
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000	MXN	1,185,354
Mexican Bonos, Senior Notes	7.750%	11/13/42	14,770,000	MXN	754,914
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	700,000		585,697

Total Mexico					2,719,621

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		245,082	(c)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000		318,736	(a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		181,628	(a)

Total Nigeria					745,446

Oman - 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000		410,420	(c)

Panama - 1.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,700,000		1,217,969
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000		346,537

Total Panama					1,564,506

Paraguay - 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000		455,996	(a)

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		343,224

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000		342,533	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	$276,879

Turkey - 1.8%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	1,590,000	1,537,339
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000	679,440
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	680,000	478,972

Total Turkey				2,695,751

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/28	200,000	65,904	*(a)(h)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	600,000	175,569	*(a)(h)

Total Ukraine				241,473

TOTAL SOVEREIGN BONDS (Cost - $25,880,433)				24,105,315

SENIOR LOANS - 3.0%
CONSUMER DISCRETIONARY - 1.7%
Automobile Components - 0.4%
First Brands Group LLC, 2021 Second Lien Term Loan	—	3/30/28	300,000	300,688	(j)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%)	10.574%	3/30/27	249,152	249,619	(d)(k)(l)

Total Automobile Components				550,307

Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.945%	4/13/28	500,000	223,125	(d)(k)(l)

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	450,000	450,913	(d)(k)(l)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.077%	1/27/29	498,728	500,496	(d)(k)(l)
Flutter Entertainment Public Ltd. Co., Term Loan B	—	11/25/30	399,000	399,890	(j)
Station Casinos LLC, Term Loan Facility B	—	3/14/31	400,000	399,954	(j)

Total Hotels, Restaurants & Leisure				1,751,253

TOTAL CONSUMER DISCRETIONARY				2,524,685

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan	—	3/31/28	349,103	$345,875	(j)

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.327%	2/27/29	140,000	140,402	(d)(k)(l)

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.3%
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.195%	4/27/28	600,000	498,252	(d)(k)(l)

Semiconductors & Semiconductor Equipment - 0.3%
MKS Instruments Inc., 2023 Dollar Term Loan B	—	8/17/29	448,846	449,735	(j)

Software - 0.3%
DCert Buyer Inc., First Lien Initial Term Loan	—	10/16/26	398,961	397,593	(j)

TOTAL INFORMATION TECHNOLOGY				1,345,580

TOTAL SENIOR LOANS (Cost - $4,509,406)				4,356,542

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.4%
U.S. Government Obligations - 1.4%
U.S. Treasury Notes	3.250%	8/31/24	540,000	535,455
U.S. Treasury Notes	4.125%	1/31/25	1,000,000	991,902
U.S. Treasury Notes	2.250%	11/15/25	550,000	528,408

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,056,359)				2,055,765

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,480,000	928,700

INDUSTRIALS - 0.2%
Passenger Airlines - 0.2%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	590,000	278,067

REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	18,682	235

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,984,610)				1,207,002

ASSET-BACKED SECURITIES - 0.4%
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%) (Cost -$594,445)	11.256%	10/15/31	600,000	583,220	(a)(d)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	15

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $5,570)	5/28/28	5,817	$2,501	*

		SHARES
COMMON STOCKS - 0.0%††
REAL ESTATE - 0.0%††
Real Estate Management & Development - 0.0%††
China Aoyuan Group Ltd. (Cost - $1,049)		52,259	1,055	*

TOTAL INVESTMENTS - 99.9% (Cost - $154,058,282)			146,866,482
Other Assets in Excess of Liabilities - 0.1%			136,693

TOTAL NET ASSETS - 100.0%			$147,003,175

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	The coupon payment on this security is currently in default as of March 31, 2024. (i) The maturity principal is currently in default as of March 31, 2024.

(j)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

16	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
USD	— United States Dollar

At March 31, 2024, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	18	6/24	$2,467,125	$2,434,837	$32,288

At March 31, 2024, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	717,514	USD	780,536	Citibank N.A.	4/19/24	$(5,785)
USD	4,915,429	EUR	4,460,538	Citibank N.A.	4/19/24	99,070
USD	4,547,888	GBP	3,566,803	Citibank N.A.	4/19/24	45,522
USD	1,090,946	MXN	18,400,000	Goldman Sachs Group Inc.	4/19/24	(12,192)
MXN	1,808,064	USD	106,709	JPMorgan Chase & Co.	4/19/24	1,690

Net unrealized appreciation on open forward foreign currency contracts						$128,305

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

18	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	19

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$114,555,082	—	$114,555,082
Sovereign Bonds	—	24,105,315	—	24,105,315
Senior Loans	—	4,356,542	—	4,356,542
U.S. Government & Agency Obligations	—	2,055,765	—	2,055,765
Convertible Bonds & Notes	—	1,207,002	—	1,207,002
Asset-Backed Securities	—	583,220	—	583,220
Warrants	$2,501	—	—	2,501
Common Stocks	1,055	—	—	1,055

Total Investments	$3,556	$146,862,926	—	$146,866,482

Other Financial Instruments:
Futures Contracts††	$32,288	—	—	$32,288
Forward Foreign Currency Contracts††	—	$146,282	—	146,282

Total Other Financial Instruments	$32,288	$146,282	—	$178,570

Total	$35,844	$147,009,208	—	$147,045,052

20	Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$17,977	—	$17,977

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$507,052	$14,490,772	14,490,772	$14,997,824	14,997,824

(cont”d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$16,153	—	—

Western Asset Variable Global High Yield Bond Portfolio 2024 Quarterly Report	21